REDEEMABLE NON-CONTROLLING INTERESTS (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2020	Aug. 31, 2020	Dec. 31, 2020
Redeemable Noncontrolling Interest [Line Items]
Total consideration			¥ 934,820
Redeemable non-controlling interests , Number of shares
Increase in Yao Wang's redeemable non-controlling interests due to issuance of common stock of 1 Pharmacy Technology (in shares)			66,318,885
Ending balance as of December 31, 2020 (in shares)	66,318,885		66,318,885
Redeemable non-controlling interests
Increase in Yao Wang's redeemable non-controlling interests due to issuance of common stock of 1 Pharmacy Technology			¥ 934,820
Net loss attributable to the redeemable non-controlling interests shareholders			(10,575)
Ending balance as of December 31, 2020	¥ 924,245		¥ 924,245
1 Pharmacy Technology
Redeemable Noncontrolling Interest [Line Items]
Ordinary shares issued to private placement investors( as a percentage)	9.20%	9.20%
Total consideration	¥ 934,820	¥ 934,820
Annual Interest Rate {as a percentage)	6.00%	6.00%
Redeemable non-controlling interests
Increase in Yao Wang's redeemable non-controlling interests due to issuance of common stock of 1 Pharmacy Technology	¥ 934,820	¥ 934,820